Critical Accounting Estimates and Judgments - Summary of key factors of the macroeconomic scenarios on the economic conditions (Detail) - Scenario Forecast [member]	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Japanese GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.60%	5.50%
Japanese GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.50%	2.70%
Japanese GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.70%	2.60%
Japanese GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.60%	1.10%
US GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.70%	4.90%
US GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.70%	2.10%
US GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.70%	(1.30%)
US GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	5.60%	(2.70%)
EMU GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	2.10%	3.10%
EMU GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.20%	0.30%
EMU GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.70%	(1.50%)
EMU GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	1.30%	(2.10%)
Asia-Pacific GDP [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	3.40%	7.30%
Asia-Pacific GDP [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.40%	4.50%
Asia-Pacific GDP [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.50%	2.10%
Asia-Pacific GDP [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	4.90%	1.20%
Japanese short-term interest rate [member] | Upside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.10%	0.10%
Japanese short-term interest rate [member] | Base [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.10%	0.10%
Japanese short-term interest rate [member] | Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.10%	0.10%
Japanese short-term interest rate [member] | Severe Downside [Member]
Disclosure of Detailed Information of key Factors of the Macroeconomic Scenarios [Line Items]
GDP growth rate	0.10%	0.10%